Income Taxes (Details) - Spectrum Global Solutions, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) [Line Items]
Foreign pretax income	$ (14,486)	$ 18,017
Domestic pretax loss	10,405,983	4,738,282
Net operating loss carryforwards	$ 25,083,754	$ 17,212,941
Net operating loss expire year	2027
Foreign Tax Authority [Member]
Income Taxes (Details) [Line Items]
Foreign pretax income	$ 14,486
Domestic Tax Authority [Member]
Income Taxes (Details) [Line Items]
Domestic pretax loss	$ 10,405,983